Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions

(7) Related Party Transactions

Some of the board members and officers of EVO, Inc. have partial ownership interests in certain related companies. The Company advances funds to and receives funds from these related companies, incurs commission expenses, and sells equipment and services to these companies. The related party commission expenses amounted to $9.9 million and $10.2 million for the three months ended June 30, 2018 and 2017, respectively. The related party commission expenses amounted to $18.8 million and $20.8 million for the six months ended June 30, 2018 and 2017, respectively. The sale of equipment and services amounted to $0.1 million for the three months ended June 30, 2018 and 2017. The sale of equipment and services amounted to $0.2 million and $0.3 million for the six months ended June 30, 2018 and 2017, respectively.

Related party balances consist of the following:

	June 30, 2018	December 31, 2017
	(In thousands)
Receivables from sale of POS devices and peripherals	$1,451	$1,609
Receivables from related companies	18	974
Notes receivable, short term	172	42

Due from related parties, short term	$1,641	$2,625

Notes receivable, long term	—	109

Due from related parties, long term	$—	$109

Liabilities to related companies	5,398	7,847

Due to related parties, short term	$5,398	$7,847

ISO commission reserve	560	675

Due to related parties, long term	$560	$675

Madison Dearborn Partners, LLC (“MDP”), a member of EVO, LLC and shareholder of EVO, Inc., provides the Company with consulting services on an as needed basis. In addition, the Company will reimburse MDP for certain out of pocket expenses. MDP primarily provides consulting services related to business development, financing matters, and potential acquisition activities. The Company reimbursed less than $0.1 million in expenses to MDP for three and six months ended June 30, 2018 and less than $0.1 million and $5.7 million for three and six months ended June 30, 2017, respectively.

Additionally, the Company provides certain treasury, payroll, tax preparation and other services, to Blueapple Inc. (“Blueapple”), a member of EVO, LLC and owner of all outstanding shares of Class B common stock of EVO, Inc. The expense related to these services was $0.1 million for the three and six months ended June 30, 2018 and 2017.

The Company provides card-based processing services and risk assessment to Federated Payment Systems, LLC (“Federated”) in the ordinary course of business. The Company also holds a one-third ownership position in Federated, while JGRG Equities, LLC, an entity wholly owned by relatives of the Company’s chairman, and an unrelated third party each also hold a one-third ownership position. The Company receives a nominal fee for providing services to Federated. The Company has a right to hold a reserve on Federated’s merchant transaction proceeds to secure potential losses the Company may incur in connection with the services it provides to Federated. For the three months ended June 30, 2018 and 2017, the Company received $0.1 million in revenues in connection with providing services to Federated. For the six months ended June 30, 2018 and 2017, the Company received $0.3 million and $0.2 million, respectively, in revenues in connection with providing services to Federated.

EVO, LLC also relies on Federated Payments Canada Corp. (“Federated Canada”) to provide certain marketing services to the Company’s business in Canada. While the Company does not hold a direct ownership interest in Federated Canada, the Company’s chairman holds a one third interest in Federated Canada. For the three months ended June 30, 2018 and 2017, the Company paid $2.7 million and $2.1 million, respectively in fees to Federated Canada for these services. For the six months ended June 30, 2018 and 2017, the Company paid $3.9 million and $4.0 million, respectively in fees to Federated Canada for these services.

The Company leases office space located at 515 Broadhollow Road in Melville, New York for $0.1 million per month from 515 Broadhollow, LLC. 515 Broadhollow, LLC is majority owned, directly and indirectly, by the Company’s chairman.

Receivables from related companies include amounts receivable from members of EVO, LLC and shareholders of the Company of $0.6 million and $0.8 million and receivables from minority held affiliates of $0.2 million and $0.3 million as of June 30, 2018 and December 31, 2017. Additionally, the Company has notes receivable from employees maturing on June 24, 2021 with an interest rate of 3.25%. The balance of the outstanding notes is not significant as of June 30, 2018 and December 31, 2017. The outstanding notes are presented in “Other current assets” and “Other assets” on the unaudited condensed consolidated balance sheets. In connection with the vesting of the Class A restricted shares, the Company issued loans to certain employees for the purposes of paying withholding taxes in the amount of $0.6 million.

The Company, through one wholly owned subsidiary and one minority held affiliate, conducts business under ISO agreements with a relative of the Company’s chairman pursuant to which the relative provides certain marketing services and equipment in exchange for a commission based on the volume of transactions processed for merchants acquired by the related party. For the three months ended June 30, 2018, the Company paid $0.2 million and $0.1 million, respectively, for commissions paid related to this activity. For the six months ended June 30, 2018 and 2017, the Company paid $0.3 million and $0.1 million, respectively, for commissions paid related to this activity.

NFP is the Company’s benefit broker and 401(k) manager. NFP is a portfolio company of MDP and one of the Company’s executive officers maintains a minority ownership interest in NFP. For the three and six months ended June 30, 2018 and 2017, the Company paid $0.1 million in commissions and other expenses to NFP.

Predecessor
Related Party Transactions

(6) Related party transactions

Some of the majority members and officers of the Company have partial ownership interests in certain related companies. The Company advances funds to and receives funds from these related companies, incurs commission expenses, and sells equipment and services to these companies. The related party commission expenses amounted to $38.6 million and $45.5 million for the years ended December 31, 2017 and 2016, respectively. The sale of equipment and services amounted to $0.5 million for the years ended December 31, 2017 and 2016.

Related party balances consist of the following as of December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Receivables from sale of POS devices and peripherals	$1,609	$1,511
Receivables from related companies	974	2,109
Notes receivable, short term	42	968

Due from related parties, short term	$2,625	$4,588

Notes receivable, long term	109	2,544

Due from related parties, long term	$109	$2,544

Liabilities to related companies	7,847	11,133

Due to related parties, short term	$7,847	$11,133

ISO commission reserve	675	1,225

Due to related parties, long term	$675	$1,225

MDP, a minority member of EVO LLC, provides the Company with consulting services on an as needed basis. MDP primarily provides consulting services related to business development and potential acquisition activities. The Company paid $5.7 million and $0.1 million in consulting fees to MDP for the years ended December 31, 2017 and 2016, respectively. Liabilities to related company in the above table include $5.7 million in 2016 relating to consulting services rendered in connection with the Class E unit raise.

Additionally, the Company provides certain treasury, payroll, tax preparation and other back-office services, to Blueapple Inc. (“Blueapple”), a majority member of EVO LLC. The expense related to these services was $0.2 million for the years ended December 31, 2017 and 2016. The Company paid commissions to Blueapple related to activity on a portfolio of merchants. For the year ended December 31, 2017, there were no payments made to Blueapple and for the year ended December 31, 2016, the Company paid Blueapple $0.1 million related to this activity.

The Company provides card-based processing services to Federated Payment Systems, LLC (“Federated”) in the ordinary course of business. In addition, the Company performs some limited risk assessments to Federated, an equity method investee of EVO LLC whose majority member is also affiliated with the Company, as part of this relationship. Federated is primarily responsible for conducting risk and underwriting assessments on its merchants and retains chargeback and other credit risk associated with merchants in its portfolio. For providing card-based processing services for the merchants of Federated, the Company receives a nominal fee. The Company also has a right to hold a reserve on Federated’s merchant portfolio for any potential losses the Company may incur. For the years ended December 31, 2017 and 2016, the Company received $0.5 million in revenues in connection with providing card-based processing services to merchants of Federated.

EVO LLC also relies on Federated Payments Canada Corp. (“Federated Canada”), to provide certain marketing services for the Company’s business in Canada. While the Company does not hold a direct ownership interest in Federated Canada, the Company’s majority member holds a one third interest in Federated Canada. For the years ended December 31, 2017 and 2016, the Company paid $8.6 million and $7.6 million, respectively, in fees to Federated Canada for these services.

The Company leases office space located at 515 Broadhollow Road in Melville, New York for $0.1 million per month from 515 Broadhollow, LLC. 515 Broadhollow, LLC is majority owned directly and indirectly by the Company’s chairman.

In addition, EVO LLC purchases food and beverages for the Company’s various facilities from 515 Restaurant, LLC. The Company has spent $0.1 million during the years ended December 31, 2017 and 2016. 515 Restaurant, LLC is majority owned by the Company’s chairman.

Receivables from related companies includes amounts receivable from members of the Company of $0.8 million and $0.5 million and receivables from minority held affiliates of $0.3 million and $1.6 million as of December 31, 2017 and 2016, respectively. Additionally, the Company has notes receivable from employees maturing through June 24, 2021 with interest rates ranging from 3.25%—5.25%. The balance of the outstanding notes is not significant and $1.0 million as of December 31, 2017 and 2016, respectively. The outstanding notes are presented in “Other current assets” and “Other assets” on the consolidated balance sheets.

The Company conducts business under an ISO agreement with a relative of a member of the Company that provides certain marketing services and equipment in exchange for a commission based on the volume of transactions processed for merchants acquired by the related party. For the year ended December 31, 2017, the Company paid $0.2 million and for the year ended December 31, 2016, there were no commissions paid related to this activity.

NFP is the Company’s benefit broker and 401(k) manager. NFP is a portfolio company of MDP, and one of our executive officers maintains a minority ownership interest in NFP. For the years ended December 31, 2017 and 2016 the Company paid $0.4 million and $0.4 million, respectively, in commissions and other expenses to NFP.